ACQUISITION OF BLACK BIRD POTENTIALS INC.	12 Months Ended
Dec. 31, 2021
CORONAVIRUS PANDEMIC
5. ACQUISITION OF BLACK BIRD POTENTIALS INC.

5. ACQUISITION OF BLACK BIRD POTENTIALS INC.

Effective January 1, 2020, the Company consummated a plan and agreement of merger (the “Merger Agreement”) with Black Bird Potentials Inc., a Wyoming corporation (BB Potentials), pursuant to which BB Potentials became a wholly-owned subsidiary of the Company. Pursuant to the Merger Agreement, the Company issued 120,000,000 shares of its common stock to the shareholders of BB Potentials and four persons were added to the Company’s Board of Directors. Pursuant to the Merger Agreement, the Company’s four new directors were issued a total of 100,178,661 shares of Company common stock. Thus, a change in control of the Company occurred in connection with the Merger Agreement

Due to the effects of the “reverse merger” acquisition of BB Potentials occurring effective January 1, 2020, in accordance with ASC 805 Business Combinations, the presentation of the financial statements represents the continuation of BB Potentials, the accounting acquirer, except for the legal capital structure. Historical shareholders’ equity of the Company, the accounting acquiree, has been adjusted to reflect the recapitalization. Retained earnings (deficit) of the BB Potentials, the accounting acquirer have been carried forward after the acquisition and operations prior to the merger are those of BB Potentials, the accounting acquirer. Earnings per share for periods prior to the merger have been adjusted to reflect the recapitalization.